General Information	12 Months Ended
Dec. 31, 2021
General information [Abstract]
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION:

a.	General

Group

Eco Wave Power Global AB (publ) (“the Parent Company” or together with its subsidiaries “the Company”) is a Swedish public limited company formed on March 27, 2019 and registered at the Swedish Companies Registration Office on April 17, 2019. The Company’s common shares are traded on Nasdaq First North Stockholm and the company’s American Depositary Shares (“ADSs”) are traded on the Nasdaq Capital Market in the United States. The Company’s corporate identity number is 559202-9499 and its address is Strandvägen 7A, 114 56 Stockholm, Sweden. Unless expressly indicated otherwise, all amounts are shown in thousands of U.S. dollars (“USD”).

The Company acquired Eco Wave Power Ltd. on June 10, 2019 through a non-cash issuance of common shares and then became the Parent Company of the newly-formed Group. The Company had no assets or operations at the time of the acquisition. The purpose of the acquisition was to incorporate the business in accordance with Swedish law before an initial public offering on Nasdaq First North Stockholm.

The former shareholders of Eco Wave Power Ltd. became the shareholders in the Company and the substance of the transaction is a capital reorganization and does not represent a business combination as none of the combining parties can be identified as the acquirer according to International Financial Reporting Standards (“IFRS”) 3. The comparative figures for the period prior to the formation of the Parent Company and the Group are the figures for the Group of which Eco Wave Power Ltd. is the parent company. Apart from this event, no shares or businesses were acquired in 2021 or 2020.

In July 2021 the Company completed an underwritten public offering of ADSs. The ADSs began trading on Nasdaq on July 1, 2021. See note 11d.

Subsidiaries

The Parent Company is the parent company to its wholly-owned subsidiary Eco Wave Power Ltd. Eco Wave Power Ltd. is the parent company of the remaining wholly- and partly-owned subsidiaries:

Name	Main business	Country of registration and incorporation	Year of incorporation	Ownership interest held by the Group on December 31, 2021	Ownership interest held by non- controlling interest on December 31, 2021
Eco Wave Power Ltd. (reg. no. 514593722)	Wave power	Israel	2011	100%	-
Eco Wave Power Australia PTY Ltd. (org. no.632805353)	Wave power	Australia	2019	100%	-
Eco Wave Power Gibraltar Ltd. (org. no.113264)	Wave power	Gibraltar	2015	100%	-
Eco Wave Power Mexico (org. no. 507055)	Wave power	Mexico	2014	60%	40%
Eco Wave Manzanillo I (org. no. 562840)	Wave power	Mexico	2016	99.998 % owned by Eco Wave Power Mexico	0.002%
Suzhou Eco Wave Power Technology Co. Ltd. (org. no. 913205810942967451)	Wave power	China	2014	90%	10%
EW Portugal – Wave Energy Solutions, Unipessoal Ida (Org. no. 516138626) – see Note 15c.	Wave power	Portugal	2020	100%	-

Joint venture

Name	Main business	Country of registration and incorporation	Year of incorporation	Proportion of the shares on December 31, 2021
EWP EDF One Ltd. (reg. no. 516065943)	Wave power	Israel	2019	50%

The remaining shares of EWP EDF One Ltd. is owned by EDF Renewables in Israel. The aim of this venture is to exclusively cooperate in the development, financing, design, procurement, construction and operation of the new pilot project at Jaffa Port and to evaluate further possible collaborations in wave power. EWP EDF One Ltd. commenced operations on January 1st 2021.

b.	Update on Covid-19 implications

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) as a pandemic, which continues to spread throughout the locations where the Group operates and or plans to operate. The COVID-19 pandemic has resulted in government authorities throughout the world implementing significant measures to limit the spread of COVID-19, including shelter-in-place and lockdown orders, travel restrictions, quarantines and business limitations. The length of disruptions varies by country, and there is uncertainty around the duration and the effect on the Group long-term. The COVID-19 pandemic has resulted in evolving market and economic conditions on a global scale that have impacted and may continue to impact the Group’s ability to carry out operations as usual although some relief in restrictions has been experienced in 2021. As a result of restrictions, the Group experienced certain delays in projects’ execution, shortage in components and price increase of certain components.

c.	Approval of consolidated financial statements

The consolidated financial statements of the Group for the year ended December 31, 2021 were approved by the Board of Directors (the “Board”) on April 28, 2022, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.